Long-Term Debt	12 Months Ended
Dec. 31, 2018
Long-Term Debt [Abstract]
Long-Term Debt

7. Long-Term Debt

Long-term debt consists of the following:

	Bank loans	As of December 31, 2018	As of December 31, 2017	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	387,426	460,000	3.25%
(ii)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”, the “Amor Tranche”)	15,422	15,750	2.50%
(iii)	Assumed in January 2018 maturing in January 2024 (the “Aristaios credit facility ”)	27,417	—	2.85%
(iv)	Assumed in May 2018 maturing in June 2023 (the “2015 credit facility ” the “Anikitos Tranche”)	15,625	—	2.50%

	Total long-term debt	$ 445,890	$ 475,750

	Less: Deferred loan issuance costs	4,866	6,635
	Less: loan associated with vessel held for sale	-	14,781

	Total long-term debt, net	$ 441,024	$454,334
	Less: Current portion of long-term debt	53,680	52,057
	Add: Current portion of deferred loan issuance costs	1,332	1,543
	Long-term debt, net	$ 388,676	$403,820

Changes in long-term debt that took place during the years ended December 31, 2017 and 2018 are set out below.

On May 4, 2018, upon the completion of the acquisition of the shares of the company owning the M/T Anikitos (Note 5), the Partnership assumed CMTC’s guarantee with respect to the outstanding balance of $15,625 under the term loan that was entered into on November 19, 2015 with ING Bank N.V. The term loan is required to be repaid in thirteen consecutive equal quarterly installments of $355, beginning in May 2020, plus a balloon payment of $11,010 payable together with the final quarterly installment in June 2023. The term loan bears interest at LIBOR plus a margin of 2.50%.

On January 17, 2018, upon the completion of the acquisition of the shares of the company owning the M/T Aristaios (Note 5), the Partnership assumed CMTC’s guarantee with respect to the outstanding balance of $28,333 under the term loan that was entered into on January 2, 2017 with Credit Agricole Corporate and Investment Bank and ING Bank NV. The term loan is required to be repaid in twelve consecutive equal semi-annual installments of $916, beginning in July 2018, plus a balloon payment of $17,333 payable together with the final semi-annual installment due in January 2024. The term loan bears interest at LIBOR plus a margin of 2.85%.

On September 6, 2017, the Partnership entered into a new senior secured term loan facility for an aggregate principal amount of up to $460,000 with a syndicate of lenders led by HSH Nordbank AG and ING Bank N.V. On October 2, 2017, the Partnership fully repaid $14,000 outstanding under one of its then existing credit facilities, through available cash. On October 4, 2017, the Partnership repaid indebtedness of $102,246 and the outstanding indebtedness of its then remaining credit facilities, amounting to $460,000, was replaced by the 2017 credit facility. The 2017 credit facility is comprised of two tranches. Tranche A amounted to $259,000, was initially secured by 11 of the Partnership’s vessels and was required to be repaid in 24 equal quarterly installments of $4,833 in addition to a balloon installment of $143,008, which would be payable together with the final quarterly installment in the fourth quarter of 2023. Tranche B amounted to $201,000, was initially secured by 24 of the Partnership’s vessels and was required to be repaid fully in 24 equal quarterly installments of $8,375. The Partnership started paying quarterly installments under both tranches A and B on January 4, 2018. The loans drawn under the 2017 credit facility bear interest at LIBOR plus a margin of 3.25%. In 2018, upon the prepayment of $14,383 and $5,916 due to the disposal of the M/T Aristotelis and the M/T Amore Mio II respectively (Note 5), the repayment schedule of the 2017 credit facility was amended. The required quarterly installments under the Tranche A was reduced to $4,554 and the balloon installment to $134,758 and the required quarterly installments under the Tranche B to $8,079.

During 2017, the Partnership classified the M/T Aristotelis as vessel held for sale (Note 5). As of December 31, 2017, the portion of the Tranche A 2017 credit facility which was associated with this vessel amounted to $14,781 and was presented as “Liability associated with vessel held for sale” in the accompanying consolidated balance sheet.

During 2018 the Partnership repaid the amount of $52,275 in line with the amortization schedule of its 2017 credit facility, $916 in line with the amortization schedule of its Aristaios credit facility and $328 in line with the amortization schedule of its 2015 credit facility.

During 2017 the Partnership repaid the amount of $13,016, in line with the amortization schedule of its then existing credit facility.

The Partnership’s credit facilities contain customary ship finance covenants, including restrictions as to changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as, the ratio of EBITDA to Net Interest Expenses to be no less than 2:1, a minimum cash requirement of $500 per vessel, the ratio of net Total Indebtedness to the Total Assets of the Partnership adjusted for the Market Value of the fleet not to exceed 0.75:1 for the 2017  credit facility and the ratio of net Total Indebtedness to the aggregate Market Value of the fleet not to exceed 0.725:1 for the 2015 and Aristaios credit facilities. The credit facilities also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% for the 2017 credit facility and 120% for the 2015 credit facility, of the aggregate outstanding amount under these facilities. In the case of the Aristaios credit facility the collateral maintenance requirement should not be less than 125% (as long as the vessel is under charter with Tesoro) and 140% (at all other times).  Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2018 and 2017 the Partnership was in compliance with all financial covenants.

The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. Each also requires additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2018 there were no undrawn amounts under the Partnership’s credit facilities.

For the years ended December 31, 2018, 2017 and 2016, the Partnership recorded interest expense of $25,429 , $24,782 and $22,674 respectively which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive (loss) / income. For the years ended December 31, 2018 and 2017 the weighted average interest rate of the Partnership’s loan facilities was 5.35% and 4.29% respectively.

The required annual loan payments to be made subsequent to December 31, 2018 are as follows:

	2017 Credit Facility (i)	2015 Credit Facility (Amor Tranche) (ii)	Aristaios Credit Facility (iii)	2015 Credit Facility (Anikitos Tranche) (iv)	Total
2019	$ 50,534	$ 1,313	$ 1,833	$ -	$ 53,680
2020	50,534	1,313	1,833	1,065	54,745
2021	50,534	1,313	1,833	1,420	55,100
2022	50,534	11,483	1,833	1,420	65,270
2023	185,290	-	1,833	11,720	198,843
Thereafter	-	-	18,252	-	18,252
Total	$ 387,426	$ 15,422	$ 27,417	$ 15,625	$ 445,890